Income taxes - Components of Deferred Tax Assets and Liabilities (Details) $ in Millions	12 Months Ended
Mar. 29, 2020 CAD ($)
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	$ 12.2
Deferred tax liabilities, Beginning Balance	(16.7)
Net deferred tax liabilities, Beginning Balance	(4.5)
Change in the year affecting Net income	28.5
Change in the year affecting Other comprehensive loss	1.7
Deferred tax assets, Ending Balance	40.8
Deferred tax liabilities, Ending Balance	(15.1)
Net deferred tax liabilities, Ending Balance	25.7
Losses carried forward
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	3.0
Change in the year affecting Net income	0.6
Change in the year affecting Other comprehensive loss	0.0
Deferred tax assets, Ending Balance	3.6
Employee future benefits
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	0.2
Change in the year affecting Net income	0.0
Change in the year affecting Other comprehensive loss	0.1
Deferred tax assets, Ending Balance	0.3
Other liabilities
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	9.2
Change in the year affecting Net income	26.0
Change in the year affecting Other comprehensive loss	0.0
Deferred tax assets, Ending Balance	35.2
Unrealized profit in inventory
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	8.3
Change in the year affecting Net income	8.7
Change in the year affecting Other comprehensive loss	0.0
Deferred tax assets, Ending Balance	17.0
Provisions
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	3.2
Change in the year affecting Net income	1.8
Change in the year affecting Other comprehensive loss	0.0
Deferred tax assets, Ending Balance	5.0
Unrealized foreign exchange
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	(0.3)
Change in the year affecting Net income	1.1
Change in the year affecting Other comprehensive loss	1.6
Deferred tax assets, Ending Balance	2.4
Total deferred tax asset
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	23.6
Change in the year affecting Net income	38.2
Change in the year affecting Other comprehensive loss	1.7
Deferred tax assets, Ending Balance	63.5
Intangible assets
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, Beginning Balance	(4.3)
Change in the year affecting Net income	(1.9)
Change in the year affecting Other comprehensive loss	0.0
Deferred tax liabilities, Ending Balance	(6.2)
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, Beginning Balance	(23.8)
Change in the year affecting Net income	(7.8)
Change in the year affecting Other comprehensive loss	0.0
Deferred tax liabilities, Ending Balance	(31.6)
Total deferred tax liabilities
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, Beginning Balance	(28.1)
Change in the year affecting Net income	(9.7)
Change in the year affecting Other comprehensive loss	0.0
Deferred tax liabilities, Ending Balance	$ (37.8)